Subsequent Events - Additional Information (Detail)	1 Months Ended
	Sep. 30, 2023 USD ($) Vessels shares	Aug. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jun. 30, 2023 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Common stock shares issued | shares				17,087,362	12,972,358
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from public offering | $		$ 17,000,000
Stock repurchase program, number of shares authorized to be repurchased | shares	10,000,000
Subsequent Event [Member] | IPO [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares issued | shares		8,499,999
Shares issued, price per share | $ / shares		$ 2
Subsequent Event [Member] | Affiliated Entity [Member] | Stealth Berana [Member]
Subsequent Event [Line Items]
Property, plant and equipment, disposals | $			$ 43,000,000
Subsequent Event [Member] | Affiliated Entity [Member] | Tanker Vessels [Member]
Subsequent Event [Line Items]
Number of property plant and equipment acquired | Vessels	2
Payments to acquire property, plant, and equipment | $	$ 71,000,000